Acquisitions Additional information (Details) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Mar. 31, 2017 USD ($) a Boe Well	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) shares	Aug. 17, 2015 USD ($)
Business Acquisition [Line Items]
Costs Incurred, Acquisition of Oil and Gas Properties		$ 775	$ 798
Productive Oil Wells, Number of Wells, Gross | Well		25
Productive Oil Wells, Number of Wells with Multiple Completions, Gross		18
Wells in Process of Drilling		3
Gas and Oil Area, Developed, Net | a		18,000
Gas and Oil Area, Undeveloped, Gross | a		900
Costs Incurred, Acquisition of Unproved Oil and Gas Properties			599
Costs Incurred, Acquisition of Oil and Gas Properties with Proved Reserves			200
Production, Barrels of Oil Equivalents | Boe		10,000
Payments to Acquire Businesses, Gross			799	$ 0	$ 1,212
Acquisition costs			0	0	23
Loss on extinguishment of debt	$ (17)		$ (17)	$ (1)	$ (65)
RKI [Member]
Business Acquisition [Line Items]
Purchase Price						$ 2,750
Consideration Transferred, Equity Interests Issued and Issuable | shares					40
Payments to Acquire Businesses, Gross					$ 2,280
Acquisition debt assumed					400
Acquisition costs					23
Acquisition bridge facility fees					16
Loss on extinguishment of debt					$ (65)